UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,224,500
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	1,500,000		1,791,585
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000		5,081,057
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000		2,163,223
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000		7,102,270
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000		4,348,966
Arizona--1.9%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/28	5,000,000		5,872,500
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,720,405
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,246,370
Arkansas--.6%
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/35	2,685,000		3,050,241
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/36	1,585,000		1,795,234
California--15.4%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,372,681
Bay Area Toll Authority,
San Francisco Bay Area

Subordinate Lien Toll Bridge
Revenue	5.00	4/1/27	1,750,000		2,017,522
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,192,405
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Prerefunded)	5.25	4/1/19	6,000,000	b	6,907,980
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,044,415
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,462,150
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		3,014,200
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,057,620
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	3,500,000	b	4,076,240
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,374,580
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,373,029
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,378,649
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,765,890
California State Public Works
Board, LR (Various Capital
Projects)	5.00	12/1/26	4,355,000		5,188,199
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		5,975,950
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	8,973,252
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,676,438
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,616,905
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,885,725
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	4,092,672

San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,789,150
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility
Fund)	5.00	8/1/28	2,000,000		2,323,540
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		8,816,699
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,717,900
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,159,709
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	875,000		874,939
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,235,740
University of California Regents,
General Revenue	5.25	5/15/23	125,000		136,125
Colorado--3.6%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/26	15,640,000		18,488,044
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,079,478
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,846,190
Connecticut--1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,292,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,141,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,141,750

District of Columbia--2.4%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.) (Escrowed to
Maturity)	5.25	7/15/18	1,255,000		1,352,790
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,858,900
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000		6,950,135
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/25	3,000,000		3,458,580
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,224,411
Florida--8.4%
Bay County,
Sales Tax Revenue (Insured;
AMBAC) (Prerefunded)	5.00	9/1/16	2,375,000	b	2,483,775
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,194,273
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,005,452
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	16,000,000		19,061,440
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,801,550
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,043,830
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,379,660
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	5.00	10/1/30	1,250,000		1,430,975
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,372,833
Jacksonville Economic Development
Commission, Health Care

Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	1,375,000	c	1,486,540
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/24	2,500,000		3,001,050
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,776,360
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,143,200
Miami-Dade County,
Water and Sewer System Revenue
(Prerefunded)	5.38	10/1/18	5,000,000	b	5,673,900
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,798,675
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,271,590
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	900,060
Georgia--2.0%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,313,420
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	b	3,595,830
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.00	7/1/27	1,000,000		1,172,450
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,963,880
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,016,626
Hawaii--.9%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,640,260
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	1,450,000	b	1,688,699
Illinois--9.8%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.50	1/1/26	3,300,000		3,776,223

Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	4,250,000	4,591,785
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/23	3,530,000	3,998,960
Chicago,
GO	5.00	1/1/34	2,500,000	2,198,800
Chicago,
Second Lien Wastewater
Transmission Revenue Project
Bonds	5.00	1/1/26	2,500,000	2,673,725
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000	1,079,790
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,195,630
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,189,397
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,877,191
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	10,275,155
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/33	2,140,000	2,367,760
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,630,600
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,721,050
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	5,000,000	5,394,100
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	2,290,000	2,510,939
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,802,623
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,750,000	3,172,098
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement

Revenue	6.00	6/1/28	2,385,000	2,805,523
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/26	7,595,000	8,615,616
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/32	3,655,000	4,029,857
Indiana--2.6%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,544,242
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,944,750
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,991,330
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,565,634
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,761,348
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,345,600
Kentucky--1.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,707,687
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,555,485
Louisiana--2.6%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,251,980
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	18,162,900
Maryland--.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities

Project)	5.38	6/1/25	1,500,000	1,627,485
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/31	1,740,000	1,936,063
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,356,709
Massachusetts--4.2%
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/23	3,250,000	3,872,830
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,116,602
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,863,803
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,161,690
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,450,520
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,453,962
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,981,250
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	5,942,700
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	2,000,000	2,354,400
Michigan--3.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,842,351
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,420,098
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,302,020
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/25	3,180,000	3,670,038
Michigan Finance Authority,

HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,262,960
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,122,780
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,744,150
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,779,575
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,673,850
Minnesota--.2%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/24	1,000,000	1,205,340
Missouri--2.4%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/19	4,000,000	4,547,600
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,495,000	1,671,455
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/30	2,425,000	2,685,542
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000	4,122,776
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	5.00	1/1/32	1,550,000	1,734,558
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State

Project)	5.00	12/1/30	3,270,000		3,738,885
Nebraska--1.3%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000		2,293,620
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2)	5.00	1/1/29	4,750,000		5,377,618
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2)	5.00	1/1/30	2,250,000		2,535,750
Nevada--2.2%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,744,147
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000		5,369,116
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000		5,445,950
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000		2,486,190
New Hampshire--.6%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.40	10/1/33	5,000,000	e	4,750,000
New Jersey--1.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/31	4,000,000		4,123,200
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		7,876,602
New Mexico--2.1%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)
(Prerefunded)	6.00	8/1/18	7,500,000	b	8,595,375
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.88	8/1/19	5,000,000	e	5,007,450
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SBPA; Royal
Bank of Canada)	0.78	2/1/19	2,500,000	e	2,497,900
New York--6.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; National

Public Finance Guarantee Corp.)	1.52	9/1/15	3,000,000	e	3,000,000
New York City,
GO	5.00	8/1/20	2,655,000		3,086,756
New York City,
GO	5.00	3/1/25	3,300,000		3,932,511
New York City,
GO	5.00	8/1/28	5,000,000		5,768,950
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	b	52,102
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		4,999,865
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,363,721
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		5,137,924
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,000,000		2,345,860
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.25	7/1/17	300,000	b	320,727
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,490,000		2,830,433
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/25	3,925,000		4,746,424
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/32	4,000,000		4,587,280
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	10,000	b	11,443
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		792,755
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,693,830
Triborough Bridge and Tunnel

Authority, General Revenue
(MTA Bridges and Tunnels)	0.48	12/3/19	5,000,000	e	4,942,700
North Carolina--.9%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,632,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,392,492
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,252,263
Ohio--.5%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,507,867
Oregon--.1%
Port of Portland,
Revenue (Portland
International Airport)	5.00	7/1/35	1,000,000		1,142,620
Pennsylvania--3.0%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,778,703
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	265,000		276,533
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000		7,400,851
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,529,091
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		2,075,238
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,080,000		1,123,060
Philadelphia School District,
GO	5.00	9/1/17	1,160,000		1,248,508
South Carolina--1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000		5,720,150
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/25	2,320,000		2,774,534
Texas--6.4%

Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,790,390
Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/27	5,000,000		5,907,150
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		2,906,725
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/28	2,500,000		2,849,850
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/29	2,325,000		2,638,456
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.40	7/1/32	1,850,000	e	1,720,500
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,194,517
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,892,575
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	385,000		425,602
North Texas Tollway Authority,
First Tier System Revenue
(Prerefunded)	6.00	1/1/18	2,615,000	b	2,929,009
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000		5,571,450
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000		5,795,450
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,550,716
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,051,250
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000		2,771,925
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,280,020
Virginia--.5%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,520,650
Washington--3.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,861,552

Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000	2,247,980
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	982,753
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,334,094
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,861,361
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,889,825
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,068,444
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,146,198
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,737,417
Wisconsin--.6%
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,172,933
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	2,250,000	2,484,743
Total Investments (cost $723,371,305)			99.0%	763,481,225
Cash and Receivables (Net)			1.0%	7,532,189
Net Assets			100.0%	771,013,414

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, this security was valued at $1,486,540 or .2% of net assets.
d Non-income producing--security in default.
e Variable rate security--interest rate subject to periodic change.

At August 31, 2015, net unrealized appreciation on investments was $40,109,920 of which $43,906,410 related to appreciated investment securities and $3,796,490 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	762,581,165	900,060	763,481,225

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)